SHARE-BASED COMPENSATION - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Share-based Payment Arrangement [Abstract]
Share based compensation by share based payment arrangement options unrecognized compensation	$ 42,363
Share based compensation by share based payment arrangement weighted average period of recognition	2 years 6 months 18 days